Item 1. Schedule of Investments:

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TH Lee, Putnam Emerging Opportunities Portfolio
The fund's portfolio
July 31, 2005 (Unaudited)
	-
COMMON STOCKS (64.5%)(a)
		Shares	Value

Automotive (0.9%)

Aaron Rents, Inc.		3,500	$85,890
CLARCOR, Inc.		17,600	549,120

			635,010

Basic Materials (1.7%)

Brady Corp. Class A		9,000	307,800
Crown Holdings, Inc. (NON)		21,200	334,748
Freeport-McMoRan Copper & Gold, Inc. Class B		3,700	149,036
Steel Dynamics, Inc.		14,027	451,108

			1,242,692

Biotechnology (1.5%)

Celgene Corp. (NON)		9,305	445,244
Invitrogen Corp. (NON)		4,200	360,234
Medicines Co. (NON)		11,700	255,411

			1,060,889

Capital Goods (5.2%)

Applied Signal Technology, Inc.		8,800	190,432
Autoliv, Inc. (Sweden)		2,600	115,830
Cummins, Inc.		6,100	521,184
DRS Technologies, Inc.		8,700	452,400
Global Imaging Systems, Inc. (NON)		5,100	176,766
Maverick Tube Corp. (NON)		7,000	232,190
Mueller Industries, Inc.		11,900	348,432
Pactiv Corp. (NON)		5,900	129,918
Roper Industries, Inc.		5,600	429,800
Timken Co.		17,600	465,872
WESCO International, Inc. (NON)		20,800	708,448

			3,771,272

Commercial and Consumer Services (0.4%)

Arbitron, Inc.		6,500	269,750

Communication Services (0.4%)

Premiere Global Services, Inc. (NON)		31,000	316,820

Communications Equipment (0.4%)

F5 Networks, Inc. (NON)		7,400	312,132

Computers (1.6%)

Anixter International, Inc. (NON)		6,000	249,360
Intergraph Corp. (NON)		7,800	296,634
Logitech International SA ADR (Switzerland) (NON)		10,846	422,560
Netgear, Inc. (NON)		9,900	205,029

			1,173,583

Consumer Staples (6.2%)

Alliance Data Systems Corp. (NON)		5,700	242,649
Blyth Industries, Inc.		8,200	228,616
Career Education Corp. (NON)		14,800	574,092
CEC Entertainment, Inc. (NON)		8,100	310,311
Chattem, Inc. (NON)		3,600	164,016
Darden Restaurants, Inc.		9,750	338,325
Domino's Pizza, Inc.		10,800	270,216
Education Management Corp. (NON)		9,000	312,750
Energizer Holdings, Inc. (NON)		5,800	370,620
Labor Ready, Inc. (NON)		25,100	595,121
Red Robin Gourmet Burgers, Inc. (NON)		4,500	270,180
Talx Corp.		6,800	250,920
Texas Roadhouse, Inc. Class A (NON)		5,700	214,434
Tupperware Corp.		16,300	347,679

			4,489,929

Distributors (0.4%)

Hughes Supply, Inc.		11,100	315,462

Electronics (3.9%)

Amphenol Corp. Class A		5,600	249,424
Arrow Electronics, Inc. (NON)		11,200	336,224
Avnet, Inc. (NON)		19,000	497,420
Freescale Semiconductor, Inc. Class A (NON)		19,600	500,192
Komag, Inc. (NON)		7,400	262,552
MEMC Electronic Materials, Inc. (NON)		15,600	265,044
PLX Technology, Inc. (NON)		24,700	224,523
Trimble Navigation, Ltd. (NON)		7,700	299,992
Varian Semiconductor Equipment (NON)		5,200	215,904

			2,851,275

Energy (4.8%)

CAL Dive International, Inc. (NON)		4,900	290,178
CONSOL Energy, Inc.		9,900	666,864
Cooper Cameron Corp. (NON)		6,100	432,978
Newfield Exploration Co. (NON)		6,800	288,932
Noble Energy, Inc.		6,300	519,813
Oil States International, Inc. (NON)		13,300	393,414
Pride International, Inc. (NON)		21,100	549,022
Unit Corp. (NON)		7,000	332,500

			3,473,701

Entertainment (-%)

Speedway Motorsports, Inc.		100	3,949

Financial (4.1%)

Calamos Asset Management, Inc. Class A		9,900	285,516
Commerce Bancorp, Inc.		24,200	821,106
Nuveen Investments, Inc. Class A		9,200	349,600
Providian Financial Corp. (NON)		19,100	360,990
TCF Financial Corp.		12,000	329,640
Texas Regional Bancshares, Inc.		6,700	198,722
W.R. Berkley Corp.		10,100	378,043
Westcorp		3,800	220,210
Western Alliance Bancorp. (NON)		1,000	30,900

			2,974,727

Gaming & Lottery (1.4%)

Ameristar Casinos, Inc.		21,200	621,796
GTECH Holdings Corp.		14,300	428,428

			1,050,224

Health Care Services (5.6%)

Centene Corp. (NON)		9,300	272,490
Cerner Corp. (NON)		4,700	354,474
Coventry Health Care, Inc. (NON)		2,100	148,533
Genesis HealthCare Corp. (NON)		9,600	431,712
Henry Schein, Inc. (NON)		13,800	595,746
LifePoint Hospitals, Inc. (NON)		8,200	383,432
Lincare Holdings, Inc. (NON)		11,400	459,876
Pediatrix Medical Group, Inc. (NON)		6,300	494,046
Sierra Health Services, Inc. (NON)		8,800	593,472
Steris Corp.		11,700	317,889

			4,051,670

Homebuilding (1.6%)

Hovnanian Enterprises, Inc. Class A (NON)		4,605	325,481
Lennar Corp.		6,662	448,153
NVR, Inc. (NON)		400	375,200

			1,148,834

Household Furniture and Appliances (-%)

Conn's, Inc. (NON)		700	18,753

Leisure (0.4%)

Brunswick Corp.		6,400	297,984

Medical Technology (4.7%)

American Medical Systems Holdings, Inc. (NON)		13,200	306,900
Atherogenics, Inc. (NON)		7,900	131,535
Bausch & Lomb, Inc.		6,100	516,365
C.R. Bard, Inc.		3,600	240,444
Dade Behring Holdings, Inc.		5,700	432,060
DJ Orthopedics, Inc. (NON)		15,500	380,215
Kinetic Concepts, Inc. (NON)		3,500	209,895
Mentor Corp.		5,700	283,575
Respironics, Inc. (NON)		11,400	432,060
Symmetry Medical, Inc. (NON)		8,200	204,426
Varian Medical Systems, Inc. (NON)		7,800	306,228

			3,443,703

Pharmaceuticals (2.1%)

Barr Pharmaceuticals, Inc. (NON)		7,200	341,424
Cephalon, Inc. (NON)		13,800	578,220
Endo Pharmaceuticals Holdings, Inc. (NON)		3,700	105,302
Hospira, Inc. (NON)		3,500	133,875
Owens & Minor, Inc.		7,600	225,264
Salix Pharmaceuticals, Ltd. (NON)		9,395	181,324

			1,565,409

Publishing (0.3%)

Marvel Enterprises, Inc. (NON)		12,600	244,314

Real Estate (4.8%)

Spirit Finance Corp. (R)		300,000	3,528,000

Retail (5.6%)

Advance Auto Parts, Inc. (NON)		7,300	503,408
Aeropostale, Inc. (NON)		13,200	394,020
American Eagle Outfitters, Inc.		6,900	227,355
BJ's Wholesale Club, Inc. (NON)		7,300	232,797
Claire's Stores, Inc.		15,900	404,019
DSW, Inc. Class A (NON)		2,130	56,445
Guitar Center, Inc. (NON)		4,800	310,056
Michaels Stores, Inc.		8,600	352,600
Pantry, Inc. (The) (NON)		11,300	481,606
PETsMART, Inc.		13,300	395,675
Ross Stores, Inc.		10,700	283,550
Timberland Co. (The) Class A (NON)		8,800	293,744
Zale Corp. (NON)		3,700	125,800

			4,061,075

Semiconductor (1.0%)

Brooks Automation, Inc. (NON)		17,000	282,200
Lam Research Corp. (NON)		15,500	440,975

			723,175

Software (2.6%)

Amdocs, Ltd. (Guernsey) (NON)		9,395	278,938
Epicor Software Corp. (NON)		15,900	235,797
FileNET Corp. (NON)		6,700	189,409
Parametric Technology Corp. (NON)		37,900	261,510
Progress Software Corp. (NON)		11,800	366,862
Synopsys, Inc. (NON)		16,200	299,862
WebEx Communications, Inc. (NON)		9,400	268,558

			1,900,936

Technology Services (1.8%)

Equifax, Inc.		10,000	364,000
Fair Isaac Corp.		6,700	252,121
Fiserv, Inc. (NON)		7,400	328,338
Infospace, Inc. (NON)		7,100	171,394
Transaction Systems Architects, Inc. (NON)		8,600	230,050

			1,345,903

Transportation (1.1%)

J. B. Hunt Transport Services, Inc.		8,800	172,744
Knight Transportation, Inc.		11,800	279,070
SkyWest, Inc.		16,900	350,676

			802,490

Total common stocks (cost $39,728,362)			$47,073,661

CONVERTIBLE PREFERRED STOCKS (34.1%)(a)
		Shares	Value

Capella Education Co., Inc. Ser. G, zero % cv. pfd. (acquired 2/14/02, cost $5,009,274) (Private) (F)(RES)(NON)		449,640	$8,435,242
CommVault Systems Ser. CC, zero % cv. pfd. (acquired various dates from 1/30/02 through 9/4/03, cost $7,011,032) (Private) (F)(RES)(NON)		2,235,708	8,406,262
Refractec Ser. D, zero % cv. pfd. (acquired various dates from 8/16/02 through 6/30/03, cost $4,999,998) (Private) (F)(RES)(NON)(AFF)		833,333	5,033,331
Restore Medical Ser. C, zero % cv. pfd. (acquired 1/28/04, cost $3,009,673) (Private) (F)(RES)(NON)(AFF)		1,145,039	3,000,002

Total convertible preferred stocks (cost $20,029,977)			$24,874,837

SHORT-TERM INVESTMENTS (3.5%)(a) (cost $2,581,000)
		Principal amount	Value

Repurchase agreement dated July 29,2005 with Bank of America due August 2, 2005 with respect to various U.S. Government obligations -- maturity value of $2,581,703 for an effective yield of 3.27% (collateralized by Freddie Mac zero % due 8/2/2005, valued at $2,583,635)		$2,581,000	$2,581,000

TOTAL INVESTMENTS
Total investments (cost $62,339,339) (b)			$74,529,498

TH Lee, Putnam Emerging Opportunities Portfolio
WRITTEN OPTIONS OUTSTANDING at 7/31/05 (premiums received $2,079) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Celgene Corp.	$928	Aug. 05/52.12	$1,106
Commerce Bancorp, Inc.	2,245	Aug. 05/21.15	3,076
J.B. Hunt Transport Services, Inc.	1,361	Aug. 05/32.88	456

Total			$4,638

NOTES
(a)	Percentages indicated are based on net assets of $72,982,045.

(b)

The aggregate identified cost on a tax basis is $62,534,610, resulting in gross unrealized appreciation and depreciation of $12,656,993 and $662,105, respectively, or net unrealized appreciation of $11,994,888.

(NON)	Non-income-producing security.

(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2005 was $24,874,837 or 34.1% of net assets.

(AFF)	Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:
		Purchase	Sales	Dividend	Fair
	Name of Affiliates	cost	cost	income	Value
	Refractec	$ -	$ -	$ -	$ 5,033,331
	Restore Medical	-	-	-	3,000,002
	Totals	$	$	$	$ 8,033,333

Fair values are shown for those securities affiliated at period end.

(R)	Real Estate Investment Trust.

(F)	Security is valued at fair value following procedures approved by the Trustees. (Note 1)

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are stated at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price.  Market quotations are not considered to be readily available for private equity securities: such investments are initially valued at cost and then stated at fair value following procedures approved by the Trustees. As part of those procedures, TH Lee, Putnam Capital Management, LLC (the “Manager “), a subsidiary of Putnam, LLC (“Putnam”) and TH Lee, Putnam Capital, LLC (a joint venture of Putnam and Thomas H. Lee Partners, LP) will monitor each fair valued security on a daily basis and will adjust its value, as necessary, based on such factors as the financial and/or operating results, the general developments in the issuer’s business including products and services offered, management changes, changes in contracts with customers, issues relating to financing, the likelihood of a public offering, the liquidity of the security, any legal or contractual restrictions, the value of an unrestricted related public security and other analytical data.  Restricted securities of the same class as publicly traded securities will be valued at a discount from the public market price reflecting the nature and extent of the restriction.

Securities fair valued at July 31, 2005 represented 34.1% of the fund’s net assets. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approxima5tes fair value.

Repurchase agreements  The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be  an amount at least equal to the resale price, including accrued interest.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty.  The Manager is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

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(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

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A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Linwood E. Bradford

----------------------------------

Linwood E. Bradford

Principal Executive Officer

Date: September 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: September 28, 2005